UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
May 31, 2017
unaudited
Bonds, notes & other debt instruments95.56% Mortgage-backed obligations60.84% Federal agency mortgage-backed obligations57.82%	Principal?amount (000)	Value (000)
Fannie Mae 3.153% 2017[1]	$81	$81
Fannie Mae 2.50% 2033[1]	2,592	2,630
Fannie Mae 2.50% 2033[1]	652	658
Fannie Mae 3.00% 2033[1]	446	452
Fannie Mae 3.50% 2034[1]	27,274	28,615
Fannie Mae 3.50% 2035[1]	15,960	16,669
Fannie Mae 4.00% 2036[1]	20,888	22,299
Fannie Mae 4.00% 2036[1]	10,470	11,178
Fannie Mae 4.00% 2036[1]	9,729	10,387
Fannie Mae 4.00% 2036[1]	7,791	8,319
Fannie Mae 4.00% 2036[1]	7,495	8,002
Fannie Mae 4.00% 2036[1]	4,928	5,262
Fannie Mae 4.00% 2036[1]	4,526	4,832
Fannie Mae 4.00% 2036[1]	2,281	2,435
Fannie Mae 4.00% 2036[1]	1,010	1,078
Fannie Mae 5.00% 2040[1]	1,030	1,108
Fannie Mae 2.275% 2043[1]	195	185
Fannie Mae 2.275% 2043[1]	127	121
Fannie Mae 2.275% 2043[1]	110	105
Fannie Mae 2.275% 2043[1]	86	81
Fannie Mae 2.525% 2043[1]	223	217
Fannie Mae 2.525% 2043[1]	177	173
Fannie Mae 2.525% 2043[1]	148	144
Fannie Mae 2.525% 2043[1]	147	143
Fannie Mae 2.525% 2043[1]	144	140
Fannie Mae 2.525% 2043[1]	135	131
Fannie Mae 2.525% 2043[1]	131	127
Fannie Mae 2.525% 2043[1]	122	119
Fannie Mae 2.525% 2043[1]	105	102
Fannie Mae 2.525% 2043[1]	104	101
Fannie Mae 2.525% 2043[1]	99	96
Fannie Mae 2.525% 2043[1]	88	85
Fannie Mae 2.525% 2043[1]	84	81
Fannie Mae 2.525% 2043[1]	83	81
Fannie Mae 2.525% 2043[1]	83	81
Fannie Mae 2.525% 2043[1]	70	68
Fannie Mae 2.525% 2043[1]	70	68
Fannie Mae 2.775% 2043[1]	453	448
Fannie Mae 2.775% 2043[1]	390	386
Fannie Mae 2.775% 2043[1]	368	365
Fannie Mae 2.775% 2043[1]	288	285
Fannie Mae 2.775% 2043[1]	230	228
Fannie Mae 2.775% 2043[1]	219	217
Fannie Mae 2.775% 2043[1]	131	130
Fannie Mae 2.775% 2043[1]	132	130
Fannie Mae 2.775% 2043[1]	131	129
American Funds Mortgage Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$114	$113
Fannie Mae 2.775% 2043[1]	109	108
Fannie Mae 2.775% 2043[1]	107	106
Fannie Mae 2.775% 2043[1]	103	102
Fannie Mae 2.775% 2043[1]	63	63
Fannie Mae 2.775% 2043[1]	60	60
Fannie Mae 2.775% 2043[1]	57	56
Fannie Mae 2.775% 2043[1]	47	47
Fannie Mae 3.025% 2043[1]	353	355
Fannie Mae 3.025% 2043[1]	216	217
Fannie Mae 3.025% 2043[1]	195	197
Fannie Mae 3.025% 2043[1]	173	174
Fannie Mae 3.025% 2043[1]	140	141
Fannie Mae 3.025% 2043[1]	114	115
Fannie Mae 3.025% 2043[1]	111	111
Fannie Mae 3.025% 2043[1]	101	101
Fannie Mae 3.025% 2043[1]	91	91
Fannie Mae 3.025% 2043[1]	89	89
Fannie Mae 3.025% 2043[1]	86	86
Fannie Mae 3.025% 2043[1]	79	80
Fannie Mae 3.025% 2043[1]	45	46
Fannie Mae 3.275% 2043[1]	219	223
Fannie Mae 3.275% 2043[1]	164	167
Fannie Mae 3.275% 2043[1]	122	124
Fannie Mae 3.275% 2043[1]	74	75
Fannie Mae 3.275% 2043[1]	63	64
Fannie Mae 3.275% 2043[1]	33	34
Fannie Mae 4.00% 2043[1]	7,765	8,273
Fannie Mae 4.00% 2045[1]	13,060	13,888
Fannie Mae 3.50% 2046[1]	35,383	36,604
Fannie Mae 3.50% 2046[1]	20,496	21,272
Fannie Mae 3.50% 2046[1]	6,266	6,500
Fannie Mae 3.50% 2046[1]	3,705	3,843
Fannie Mae 3.50% 2046[1]	3,020	3,124
Fannie Mae 3.50% 2046[1]	2,742	2,844
Fannie Mae 3.50% 2046[1]	2,617	2,708
Fannie Mae 3.50% 2046[1]	1,300	1,348
Fannie Mae 4.00% 2046[1]	64,694	68,369
Fannie Mae 4.50% 2046[1]	8,290	8,937
Fannie Mae 3.50% 2047[1,2]	22,700	23,392
Fannie Mae 4.00% 2047[1,2]	92,000	96,970
Fannie Mae 4.00% 2047[1,2]	42,425	44,632
Fannie Mae 4.00% 2047[1,2]	25,000	26,398
Fannie Mae 4.00% 2047[1]	22,000	23,250
Fannie Mae 4.50% 2047[1]	4,708	5,088
Fannie Mae 4.50% 2047[1,2]	3,300	3,557
Fannie Mae 3.50% 2053[1]	2,317	2,351
Freddie Mac 3.50% 2035[1]	79,644	83,390
Freddie Mac 3.50% 2035[1]	4,961	5,195
Freddie Mac 4.00% 2036[1]	2,507	2,666
Freddie Mac 4.00% 2036[1]	1,950	2,082
Freddie Mac 4.00% 2036[1]	1,450	1,548
Freddie Mac 6.00% 2038[1]	181	206
Freddie Mac 4.00% 2041[1]	374	396
American Funds Mortgage Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 3.50% 2045[1]	$33,286	$34,646
Freddie Mac 3.50% 2046[1]	491	503
Freddie Mac 4.00% 2046[1]	41,840	44,378
Freddie Mac 4.00% 2046[1]	3,992	4,234
Freddie Mac 4.50% 2046[1]	1,878	2,026
Freddie Mac 3.50% 2047[1]	27,260	28,271
Freddie Mac 4.00% 2047[1,2]	297,248	313,266
Freddie Mac 4.00% 2047[1]	101,000	106,828
Freddie Mac 4.00% 2047[1]	80,993	85,607
Freddie Mac 4.00% 2047[1,2]	50,000	52,796
Freddie Mac 4.50% 2047[1,2]	36,700	39,461
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	488
Freddie Mac Pool #760014 2.982% 2045[1,3]	26,794	27,611
Government National Mortgage Assn. 4.00% 2032[1]	1,049	1,121
Government National Mortgage Assn. 4.00% 2032[1]	716	765
Government National Mortgage Assn. 6.50% 2032[1]	1,322	1,523
Government National Mortgage Assn. 3.75% 2034[1]	1,411	1,491
Government National Mortgage Assn. 4.25% 2034[1]	1,277	1,376
Government National Mortgage Assn. 3.25% 2035[1]	3,319	3,437
Government National Mortgage Assn. 3.25% 2035[1]	1,971	2,041
Government National Mortgage Assn. 3.25% 2035[1]	1,805	1,872
Government National Mortgage Assn. 3.25% 2035[1]	1,702	1,763
Government National Mortgage Assn. 5.00% 2035[1]	818	892
Government National Mortgage Assn. 3.75% 2037[1]	568	602
Government National Mortgage Assn. 6.50% 2038[1]	368	419
Government National Mortgage Assn. 6.50% 2038[1]	144	164
Government National Mortgage Assn. 6.50% 2038[1]	58	61
Government National Mortgage Assn. 6.00% 2039[1]	4,063	4,641
Government National Mortgage Assn. 3.25% 2040[1]	1,215	1,263
Government National Mortgage Assn. 3.25% 2040[1]	1,182	1,227
Government National Mortgage Assn. 3.25% 2040[1]	843	874
Government National Mortgage Assn. 5.00% 2040[1]	507	547
Government National Mortgage Assn. 5.50% 2040[1]	4,367	4,924
Government National Mortgage Assn. 4.00% 2041[1]	1,247	1,284
Government National Mortgage Assn. 4.50% 2041[1]	1,807	1,940
Government National Mortgage Assn. 4.50% 2041[1]	1,011	1,059
Government National Mortgage Assn. 4.50% 2041[1]	913	955
Government National Mortgage Assn. 4.50% 2041[1]	791	849
Government National Mortgage Assn. 4.50% 2041[1]	453	487
Government National Mortgage Assn. 5.00% 2041[1]	5,644	6,097
Government National Mortgage Assn. 5.00% 2041[1]	3,074	3,322
Government National Mortgage Assn. 5.00% 2041[1]	1,323	1,390
Government National Mortgage Assn. 6.50% 2041[1]	541	608
Government National Mortgage Assn. 2.75% 2042[1]	722	723
Government National Mortgage Assn. 2.75% 2042[1]	579	580
Government National Mortgage Assn. 2.75% 2042[1]	500	501
Government National Mortgage Assn. 2.75% 2042[1]	433	434
Government National Mortgage Assn. 2.75% 2042[1]	296	296
Government National Mortgage Assn. 2.75% 2042[1]	273	274
Government National Mortgage Assn. 2.75% 2042[1]	72	72
Government National Mortgage Assn. 3.50% 2042[1]	694	729
Government National Mortgage Assn. 3.50% 2042[1]	683	717
Government National Mortgage Assn. 4.00% 2042[1]	1,109	1,179
Government National Mortgage Assn. 4.00% 2042[1]	734	779
American Funds Mortgage Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2042[1]	$666	$704
Government National Mortgage Assn. 4.50% 2042[1]	1,768	1,895
Government National Mortgage Assn. 3.50% 2043[1]	1,069	1,123
Government National Mortgage Assn. 3.50% 2043[1]	945	987
Government National Mortgage Assn. 4.00% 2043[1]	1,038	1,077
Government National Mortgage Assn. 3.75% 2044[1]	1,777	1,883
Government National Mortgage Assn. 4.25% 2044[1]	972	1,039
Government National Mortgage Assn. 4.50% 2045[1]	601	643
Government National Mortgage Assn. 4.50% 2045[1]	204	219
Government National Mortgage Assn. 4.00% 2046[1]	9,252	9,654
Government National Mortgage Assn. 4.00% 2046[1]	7,433	7,755
Government National Mortgage Assn. 4.00% 2047[1]	195,992	207,670
Government National Mortgage Assn. 4.00% 2047[1,2]	159,500	168,522
Government National Mortgage Assn. 4.00% 2047[1]	17,118	18,138
Government National Mortgage Assn. 4.50% 2047[1]	26,131	28,019
Government National Mortgage Assn. 4.50% 2047[1]	19,875	21,301
Government National Mortgage Assn. 4.50% 2047[1]	4,000	4,294
Government National Mortgage Assn. 4.801% 2061[1]	275	280
Government National Mortgage Assn. 5.158% 2062[1]	207	215
Government National Mortgage Assn. 5.404% 2064[1]	106	108
Government National Mortgage Assn. 4.875% 2065[1]	2,295	2,377
Government National Mortgage Assn. 4.769% 2066[1]	1,001	1,027
Government National Mortgage Assn. 5.173% 2066[1]	642	667
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,3]	326	332
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.588% 2062[1,3]	24,108	744
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.747% 2066[1,3]	122,765	2,471
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[1]	14,092	14,149
		1,923,434
Collateralized mortgage-backed (privately originated)2.86%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.974% 2024[1,3]	83	84
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.224% 2024[1,3]	135	135
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.224% 2024[1,3]	56	56
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.974% 2024[1,3]	74	74
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.524% 2025[1,3]	34	34
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[1,3]	191	191
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2024[1,3]	67	67
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.424% 2025[1,3]	1,492	1,500
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,3,4]	9,720	9,805
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.844% 2019[1,3,4,5]	10,525	10,525
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,4,5]	2,548	2,566
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,4,5]	1,349	1,360
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[1,4,5]	6,530	6,527
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,3,4]	11,084	11,092
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2056[1,3,4]	3,446	3,441
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	21,886	22,086
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	20,397	20,648
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,3,4]	4,819	4,962
		95,153
American Funds Mortgage Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities0.16%	Principal?amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[1,3]	$760	$766
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.768% 2045[1,3]	988	987
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113% 2063[1]	199	199
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 2046[1]	3,000	3,174
		5,126
Total mortgage-backed obligations		2,023,713
U.S. Treasury bonds & notes18.05% U.S. Treasury9.95%
U.S. Treasury 0.75% 2019	10,000	9,886
U.S. Treasury 1.50% 2020	3,098	3,104
U.S. Treasury 1.75% 2021	5,000	5,011
U.S. Treasury 2.00% 2021	24,000	24,341
U.S. Treasury 2.00% 2021	12,000	12,148
U.S. Treasury 1.75% 2022	20,000	20,012
U.S. Treasury 1.875% 2022	84,000	84,475
U.S. Treasury 1.875% 2022	28,000	28,165
U.S. Treasury 2.125% 2022[6]	46,000	46,665
U.S. Treasury 1.625% 2023	35,321	34,760
U.S. Treasury 2.50% 2023	24,679	25,502
U.S. Treasury 2.875% 2045	7,575	7,574
U.S. Treasury 2.50% 2046	9,000	8,325
U.S. Treasury 2.875% 2046	21,000	20,990
		330,958
U.S. Treasury inflation-protected securities8.10%
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]	2,407	2,432
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	5,513	5,525
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	12,578	12,519
U.S. Treasury Inflation-Protected Security 0.386% 2025[6,7]	57,262	57,676
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	30,394	35,112
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	48,273	54,942
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	24,222	24,205
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	534	681
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	32,708	31,722
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	40,373	44,736
		269,550
Total U.S. Treasury bonds & notes		600,508
Federal agency bonds & notes10.33%
Fannie Mae 0.875% 2019	30,000	29,670
Fannie Mae 1.00% 2019	85,000	84,497
Fannie Mae 1.875% 2022	100,000	100,229
Freddie Mac 0.875% 2018	85,000	84,561
Freddie Mac 0.875% 2019	45,000	44,519
		343,476
Asset-backed obligations6.34%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.87% 2019[1]	1,500	1,503
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72% 2019[1]	1,111	1,114
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	5,000	5,001
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[1]	11,560	11,568
American Funds Mortgage Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 2025[1,3,4]	$1,200	$1,200
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,4]	165	165
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4]	86	87
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.422% 2023[1,3,4]	1,386	1,389
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[1,3,4]	2,230	2,230
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[1]	4,315	4,323
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 2020[1,3,4,5,8]	5,109	3,389
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 2020[1]	5,390	5,388
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 2020[1]	25,295	25,348
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 2.322% 2024[1,3,4]	5,000	5,000
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 2024[1,3,4]	4,810	4,821
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,4]	279	279
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,4]	842	842
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,4]	2,157	2,159
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,4]	1,866	1,872
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,4]	2,971	2,979
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[1,4]	2,976	2,972
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,4]	4,726	4,724
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 2018[1,4]	5,795	5,803
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[1,4]	5,074	5,072
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[1,4]	1,657	1,663
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,4]	4,949	4,946
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[1,4]	12,220	12,228
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.472% 2023[1,3,4]	1,151	1,153
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.138% 2025[1,3,4]	1,575	1,575
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[1,4]	1,485	1,487
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 2023[1,3,4]	3,267	3,269
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 2018[1,4]	2,838	2,837
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.462% 2023[1,3,4]	6,716	6,729
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[1,4,5]	48	49
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 2025[1,3,4]	7,023	7,030
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 2025[1,3,4]	3,050	3,050
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 2024[1,3,4]	2,151	2,151
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B, (1-month USD-LIBOR + 0.65%) 1.639% 2019[1,3]	581	581
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[1]	2,104	2,106
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 2020[1]	10,665	10,664
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	4,573	4,578
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 2020[1]	2,265	2,270
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[1]	861	863
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[1]	6,053	6,069
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[1]	3,500	3,524
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	11,420	11,479
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[1]	433	435
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 2023[1,3]	1,933	1,976
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.424% 2025[1,3]	195	192
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 2025[1,3,4]	1,160	1,160
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 2025[1,3,4]	2,855	2,855
American Funds Mortgage Fund — Page 6 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[1,4]	$4,684	$4,681
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,4]	10,120	10,131
		210,959
Total bonds, notes & other debt instruments (cost: $3,165,055,000)		3,178,656
Short-term securities31.04%
Ciesco LLC 1.29% due 11/15/2017[4]	5,000	4,967
Coca-Cola Co. 1.22% due 12/6/2017[4]	50,000	49,699
Federal Farm Credit Banks 1.13% due 1/26/2018	100,000	99,256
Federal Home Loan Bank 0.83%–1.07% due 7/21/2017–11/24/2017	172,700	171,986
Freddie Mac 1.02%–1.03% due 11/10/2017–11/20/2017	115,000	114,427
General Electric Co. 0.82% due 6/1/2017	10,100	10,100
Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/2017[4]	50,000	49,683
Mizuho Bank, Ltd. 1.34% due 11/21/2017[4]	45,000	44,710
Nordea Bank AB 1.22% due 11/14/2017[4]	50,000	49,722
Pfizer Inc. 1.14% due 11/15/2017[4]	51,350	51,086
Private Export Funding Corp. 1.26% due 11/17/2017[4]	55,000	54,695
Sumitomo Mitsui Banking Corp. 1.26% due 11/27/2017[4]	40,000	39,743
Svenska Handelsbanken Inc. 1.24% due 11/16/2017[4]	50,000	49,706
U.S. Treasury Bills 1.01%–1.02% due 11/16/2017–11/24/2017	225,000	223,860
Walt Disney Co. 0.92% due 7/21/2017[4]	18,900	18,876
Total short-term securities (cost: $1,032,522,000)		1,032,516
Total investment securities 126.60% (cost: $4,197,577,000)		4,211,172
Other assets less liabilities (26.60)%		(884,804)
Net assets 100.00%		$3,326,368
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)[9]	Value at 5/31/2017 (000)[10]	Unrealized appreciation (depreciation) at 5/31/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	397	September 2017	$39,700	$61,063	$523
30 Year Ultra U.S. Treasury Bond Futures	Long	32	September 2017	3,200	5,284	48
10 Year Ultra U.S. Treasury Note Futures	Short	285	September 2017	(28,500)	(38,684)	(192)
5 Year U.S. Treasury Note Futures	Long	16,098	October 2017	1,609,800	1,904,595	3,161
						$3,540
American Funds Mortgage Fund — Page 7 of 11

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 5/31/2017 (000)
1.9225%	3-month USD-LIBOR	9/25/2019	$75,000	$622	$—	$622
1.785%	3-month USD-LIBOR	1/2/2020	30,000	147	—	147
1.655%	3-month USD-LIBOR	2/11/2020	75,000	98	—	98
1.7615%	3-month USD-LIBOR	2/19/2020	15,000	62	—	62
1.8315%	3-month USD-LIBOR	6/10/2020	40,000	222	—	222
1.8445%	3-month USD-LIBOR	6/16/2020	40,000	236	—	236
1.86%	3-month USD-LIBOR	6/19/2020	40,000	254	—	254
1.872%	3-month USD-LIBOR	6/30/2020	5,000	34	—	34
1.76327%	3-month USD-LIBOR	7/1/2020	6,000	21	—	21
3-month USD-LIBOR	1.217%	9/22/2021	70,000	1,621	—	1,621
3-month USD-LIBOR	1.225%	9/22/2021	70,000	1,598	—	1,598
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	2,095	—	2,095
3-month USD-LIBOR	1.785%	3/27/2022	35,000	49	—	49
3-month USD-LIBOR	2.74125%	11/22/2023	4,000	(196)	—	(196)
3-month USD-LIBOR	2.683%	8/4/2024	16,000	(746)	—	(746)
3-month USD-LIBOR	2.24%	12/5/2026	85,400	(836)	—	(836)
3-month USD-LIBOR	2.27%	12/5/2026	69,600	(864)	—	(864)
3-month USD-LIBOR	3.34%	6/27/2044	11,000	(2,085)	—	(2,085)
3-month USD-LIBOR	3.206%	7/31/2044	7,000	(1,137)	—	(1,137)
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(1,013)	—	(1,013)
3-month USD-LIBOR	3.2265%	9/25/2044	12,500	(2,087)	—	(2,087)
3-month USD-LIBOR	2.7045%	1/2/2045	16,500	(964)	—	(964)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(100)	—	(100)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(41)	—	(41)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(209)	—	(209)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(285)	—	(285)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(357)	—	(357)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(203)	—	(203)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(310)	—	(310)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(289)	—	(289)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(474)	—	(474)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	40	—	40
3-month USD-LIBOR	2.33725%	2/1/2046	25,000	491	—	491
3-month USD-LIBOR	1.991%	6/13/2046	6,000	572	—	572
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	382	—	382
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	1,646	—	1,646
3-month USD-LIBOR	2.7265%	12/22/2046	34,000	(2,231)	—	(2,231)
					$—	$(4,237)

American Funds Mortgage Fund — Page 8 of 11

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $617,876,000, which represented 18.58% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,416,000, which represented .73% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $58,959,000, which represented 1.77% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $1,749,437,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,716,558,000.
American Funds Mortgage Fund — Page 9 of 11

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,023,713	$—	$2,023,713
U.S. Treasury bonds & notes	—	600,508	—	600,508
Federal agency bonds & notes	—	343,476	—	343,476
Asset-backed obligations	—	207,570	3,389	210,959
Short-term securities	—	1,032,516	—	1,032,516
Total	$—	$4,207,783	$3,389	$4,211,172

American Funds Mortgage Fund — Page 10 of 11

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,732	$—	$—	$3,732
Unrealized appreciation on interest rate swaps	—	10,190	—	10,190
Liabilities:
Unrealized depreciation on futures contracts	(192)	—	—	(192)
Unrealized depreciation on interest rate swaps	—	(14,427)	—	(14,427)
Total	$3,540	$(4,237)	$—	$(697)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,134
Gross unrealized depreciation on investment securities	(9,770)
Net unrealized appreciation on investment securities	13,364
Cost of investment securities	4,197,808

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0717O-S60606	American Funds Mortgage Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 28, 2017